MINERAL PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
MINERAL PROPERTY, PLANT AND EQUIPMENT
Schedule of Exploration and Evaluation Assets
Year ended December 31, 2024	Mineral Property Interest[1]	Plant and Equipment[3]	Total
Cost
Beginning balance	$94,317	$2,249	$96,566
Disposal of mineral property interest [2]	(13,826)	-	(13,826)
Addition of right-of-use asset	-	52	52
Modification of lease term of right-of-use asset	-	305	305
Ending balance	80,491	2,606	83,097

Accumulated depreciation
Beginning balance	-	(2,096)	(2,096)
Depreciation charge for the period [4]	-	(162)	(162)
Ending balance	-	(2,258)	(2,258)

Foreign currency translation difference
Beginning balance	27,158	223	27,381
Movement for the period	9,867	39	9,906
Ending balance	37,025	262	37,287

Net carrying value – December 31, 2024	$117,516	$610	$118,126
Year ended December 31, 2023	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$97,078	$2,435	$99,513
Addition of right-of-use asset	-	16	16
Disposal of plant and equipment	-	(6)	(6)
Disposal of mineral property interest [2]	(2,761)	-	(2,761)
Derecognition of right-of-use asset	-	(196)	(196)
Ending balance	94,317	2,249	96,566

Accumulated depreciation
Beginning Balance	-	(2,129)	(2,129)
Depreciation charge for the period [4]	-	(164)	(164)
Derecognition on disposal of plant and equipment	-	6	6
Derecognition of right-of-use asset	-	191	191
Ending balance	-	(2,096)	(2,096)

Foreign currency translation difference
Beginning Balance	29,922	225	30,147
Movement from derecognition of right-of-use asset	-	(3)	(3)
Movement for the period	(2,764)	1	(2,763)
Ending balance	27,158	223	27,381

Net carrying value – December 31, 2023	$121,475	$376	$121,851

Schdule of right of use assets
Year ended December 31, 2024	Land and Buildings	Equipment	Total
Cost
Beginning balance	$828	$48	$876
Addition	52	-	52
Modification of lease term	305	-	305
Ending balance	1,185	48	1,233

Accumulated depreciation
Beginning balance	(466)	(34)	(500)
Depreciation charge for the period [4]	(154)	(5)	(159)
Ending balance	(620)	(39)	(659)

Foreign currency translation difference
Beginning balance	(2)	(2)	(4)
Movement for the period	40	-	40
Ending balance	38	(2)	36

Net carrying value – December 31, 2024	$603	$7	$610